Stock-Based Compensation - Schedule of Fair Value of Restricted Stock Units Vested (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value vested	$ 16.1	$ 18.4	$ 42.6